U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

January 23, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”) Securities Act Registration No: 333-62298 Investment Company Registration No: 811-10401 M.D. Sass Equity Income Plus Fund (S000041242)

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Trust on behalf of its series, the M.D. Sass Equity Income Plus Fund, is Post-Effective Amendment No. 485 and Amendment No. 487 to the Trust’s Registration Statement on Form N-1A.  This PEA No. 485 is filed for the purpose of registering new Class C shares of the M.D. Sass Equity Income Plus Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures